John Hancock Disciplined Value Mid Cap Fund Expense Example, No Redemption - Class A C I R2 R4 R6 [Member] - John Hancock Disciplined Value Mid Cap Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	584
Expense Example, No Redemption, 5 Years	1,005
Expense Example, No Redemption, 10 Years	$ 1,983